SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Accounting Policies [Abstract]
Summary of Liabilities
	2017 $	2016 $

Warrants (Note 6)

Beginning fair value	742,583	326,595
Issuance	4,195	27,750
Change in fair value	(306,893)	111,311
Ending fair value	439,885	465,656

Non-employee options (Note 7(c))

Beginning fair value	446,354	189,207
Fair value of options granted	-	-
Fair value of options on vesting	32,798	-
Change in fair value	(148,251)	62,023
Ending fair value	330,901	251,230

Total Level 3 liabilities	770,786	716,886

	2017 $	2016 $

Warrants (Note 6)

Beginning fair value	326,595	1,128,841
Issuance	70,525	176,493
Reallocation on exercises of warrants	(108,784)	-
Change in fair value	454,247	(978,739)
Ending fair value	742,583	326,595

Non-employee options (Note 7(c))

Beginning fair value	189,207	116,615
Fair value of options granted	-	102,273
Fair value of options on vesting	23,415	11,366
Change in fair value	233,732	(41,047)
Ending fair value	446,354	189,207

Total Level 3 liabilities	1,188,937	515,802